As filed with the Securities and Exchange Commission on February 8, 2013

Securities Act File No. 333-182771

Investment Company Act File No. 811-22723

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1	☒

(Check appropriate box or boxes.)

BLUEPOINT INVESTMENT SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

350 Madison Avenue, 9th Floor

New York, New York 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  (212) 389-8713

A. Tyson Arnedt

SilverBay Capital Management LLC

350 Madison Avenue, 9th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)

☒  immediately upon filing pursuant to paragraph (b)

☐  on (date) pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on (date) pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 8th day of February, 2013.

Bluepoint Investment Series Trust

By:	/s/ Greg D. Jakubowsky
Greg D. Jakubowksy
Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gregory D. Jakubowsky Gregory D. Jakubowsky	President, Principal Executive Officer and Trustee	February 8, 2013

/s/ George Mykoniatis George Mykoniatis	Treasurer, Principal Financial Officer and Trustee	February 8, 2013

/s/ Brad L. Berman Brad L. Berman*	Trustee	February 8, 2013

/s/ William F. Murphy William F. Murphy*	Trustee	February 8, 2013

/s/ Jorge Orvananos Jorge Orvananos*	Trustee	February 8, 2013

*By: /s/ Gregory D. Jakubowsky		February 8, 2013
Gregory D. Jakubowsky, attorney-in-fact

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase